Vessel Purchase Prepayments (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Equipment Prepayment Activity

(in thousands of $)	2020	2019
At January 1	349,472	421,472
Deposits to vessel purchase prepayments	125,800	—
Transfers to vessels and equipment, net	(185,672)	(72,000)
At December 31	289,600	349,472